Derivative liabilities - Movements related to the warrants (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance	$ 5,558,822
Closing balance	2,180,389	$ 5,558,822
Warrant issued
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance	5,558,822
Additions	765,733	7,614,510
Effect on fair value of repricing of warrants	896,458
Change in estimate of fair value	(7,190,449)	(2,055,688)
Closing balance	$ 30,564	$ 5,558,822